Significant Accounting Policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									3.6	5.0	1.4
Numerator:
Net income attributable to 3M	$ 1,155	$ 1,329	$ 1,291	$ 1,275	$ 1,038	$ 1,296	$ 1,300	$ 1,199	$ 5,050	$ 4,833	$ 4,956
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									604.7	625.6	649.2
Dilution associated with the Company's stock-based compensation plans (in shares)									14.0	11.6	12.8
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									618.7	637.2	662.0
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.93	$ 2.20	$ 2.13	$ 2.10	$ 1.69	$ 2.09	$ 2.06	$ 1.88	$ 8.35	$ 7.72	$ 7.63
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.88	$ 2.15	$ 2.08	$ 2.05	$ 1.66	$ 2.05	$ 2.02	$ 1.85	$ 8.16	$ 7.58	$ 7.49